Employee retirement benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee retirement benefit
Contributions and accruals to employee retirement benefit plan	¥ 262,200	¥ 558,775	¥ 928,826